Other non-current assets (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Other Assets Noncurrent [Line Items]
Prepaid expenses	$ 129,517	$ 177,659
Rent deposits	731,479	767,616
Loans to employees	32,818	52,029
Amount receivable on sale of investment (See Note - 6)	0	461,545
Total	$ 893,814	$ 1,458,849